Schedule H, Line 4(i) Schedule of Assets (Held at End of Year) (Detail) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	13-1942440
EBP, Plan Number	006
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 6,528,682	[1]
EBP, Asset Held for Investment	1,338,664,268
Registered Investment [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	788,012,635
Stock Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	61,368,209
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 482,754,742
Investment, Identifier [Axis]: CIBC stock fund | CIBC stock | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	CIBC stock [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Stock Fund [Member]	[1]
EBP, Investment, Number of Shares | shares	674,131	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 61,082,999	[1]
Investment, Identifier [Axis]: CIBC stock fund | NT Collective Short Term Invt FD | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Short Term Investment Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Stock Fund [Member]	[1]
EBP, Investment, Number of Shares | shares	285,210	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 285,210	[1]
Investment, Identifier [Axis]: Common/collective trusts | Prudential Core Plus Bond Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Prudential Core Plus Bond Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Number of Shares | shares	49,561
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,983,038
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Retirement Savings Trust III | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Retirement Savings Trust III [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	10,502,758	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,502,758	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2020 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	140,698	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,939,652	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2025 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	373,416	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 34,358,050	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2030 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	681,228	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 66,678,604	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2035 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	589,587	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 61,977,381	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2040 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	569,442	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 64,808,228	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2045 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	515,221	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 61,707,991	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2050 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	522,879	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 64,711,551	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2055 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	246,177	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,153,063	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2060 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	456,753	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 36,229,657	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2065 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	294,825	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,381,566	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement 2070 Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	37,613	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,118,607	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement Income Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	93,014	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,039,293	[1]
Investment, Identifier [Axis]: Common/collective trusts | Vanguard Target Retirement Income and Growth Trust I | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income and Growth Trust I [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Investment, Number of Shares | shares	6,407	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 165,303	[1]
Investment, Identifier [Axis]: Registered investment companies | AMG TimesSquare Mid Cap Growth Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	AMG Times Square Mid Cap Growth Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	905,469
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,193,770
Investment, Identifier [Axis]: Registered investment companies | American Funds EUPAC FundClassR-6 | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EUPAC Fund ClassR6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	452,398
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,406,273
Investment, Identifier [Axis]: Registered investment companies | Calvert Balanced Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Calvert Balanced Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	11,461
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 555,077
Investment, Identifier [Axis]: Registered investment companies | Cohen& Steers Realty Shares Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen Steers Realty Shares Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	118,629
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,809,352
Investment, Identifier [Axis]: Registered investment companies | DFA US Targeted Value Portfolio | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA US Targeted Value Portfolio [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	289,894
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,720,290
Investment, Identifier [Axis]: Registered investment companies | Dodge& Cox Stock Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge Cox Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	5,226,119
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 86,701,306
Investment, Identifier [Axis]: Registered investment companies | Fidelity Emerging Markets Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Emerging Markets Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	358,639
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,903,253
Investment, Identifier [Axis]: Registered investment companies | JPMorgan Large Cap Growth Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Large Cap Growth Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	1,331,654
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 115,108,212
Investment, Identifier [Axis]: Registered investment companies | Loomis Sayles Small Cap Growth Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Loomis Sayles Small Cap Growth Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	290,635
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,326,697
Investment, Identifier [Axis]: Registered investment companies | Nuveen Core Impact Bond Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen Core Impact Bond Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	82,711
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 753,493
Investment, Identifier [Axis]: Registered investment companies | Parnassus Core Equity Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Parnassus Core Equity Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	40,529
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,275,314
Investment, Identifier [Axis]: Registered investment companies | Vanguard Cash Reserves Federal MM Fund Admiral Shares | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Cash Reserves Federal MM Fund Admiral Shares [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]	[1]
EBP, Investment, Number of Shares | shares	55,142,395	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 55,142,395	[1]
Investment, Identifier [Axis]: Registered investment companies | Vanguard High-Yield Corporate Fund Admiral Shares | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard HighYield Corporate Fund Admiral Shares [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]	[1]
EBP, Investment, Number of Shares | shares	2,360,595	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,148,514	[1]
Investment, Identifier [Axis]: Registered investment companies | Vanguard Institutional Index Fund Instl Plus Shares | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Fund Instl Plus Shares [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]	[1]
EBP, Investment, Number of Shares | shares	470,124	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 259,541,475	[1]
Investment, Identifier [Axis]: Registered investment companies | Vanguard Total Bond Market Index Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]	[1]
EBP, Investment, Number of Shares | shares	3,358,790	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 32,815,379	[1]
Investment, Identifier [Axis]: Registered investment companies | Vanguard Total International Stock Index Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Stock Index Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]	[1]
EBP, Investment, Number of Shares | shares	216,289	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,058,347	[1]
Investment, Identifier [Axis]: Registered investment companies | VanguardMid-CapIndex Fund Institutional Shares | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard MidCap Index Fund Institutional Shares [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]	[1]
EBP, Investment, Number of Shares | shares	526,784	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 41,816,095	[1]
Investment, Identifier [Axis]: Registered investment companies | VanguardSmall-CapIndex Fund Institutional Shares | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard SmallCap Index Fund Institutional Shares [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]	[1]
EBP, Investment, Number of Shares | shares	363,181	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 44,881,893	[1]
Investment, Identifier [Axis]: Registered investment companies | Victory Sycamore Est Value Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Sycamore Est Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment [Member]
EBP, Investment, Number of Shares | shares	285,297
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,855,500
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	[1]
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	[1]

[1]	Permitted party-in-interest as defined by ERISA.